Selected Statements of Comprehensive Loss Data - Schedule of Financial Expense (Income), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Expense (Income), Net [Abstract]
Exchange rate differences	$ (139)	$ (4)	$ 11
Fair value revaluation of investment in shares	(404)	8	17
Fair value revaluation of derivative warrant liability	(5,144)	211	(293)
Fair value revaluation of convertible notes		25	228
PIPE expenses	3,139
Bank fees	4	3	2
Interest income	(370)
Financial income, net	$ (2,914)	$ 243	$ (35)